SCHEDULE OF COMPONENTS OF INCOME/(LOSS) BEFORE INCOME TAX (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Local – United States	$ (167,785)	$ (106,426)	$ (736,946)	$ (706,659)
Loss before income tax	(438,292)	(290,158)	(1,670,134)	(2,387,613)
MALAYSIA
Foreign, Tax jurisdictions	(274,286)	(165,063)	(864,794)	(1,064,314)
HONG KONG
Foreign, Tax jurisdictions	$ 3,779	$ (18,669)	$ (68,394)	$ (616,640)